Trade and other payables	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade and other payables

14	Trade and other payables

	2025	2024
	€	€
Trade payables	17,174	2,952
Accruals	71,337	6,000
Other payables	–	30,804
	88,511	39,756

Accruals	2025	2024
	€	€
As of January 1,	6,000	–
Additions	65,337	6,000
As of December 31,	71,337	6,000